Financing Arrangements Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Convertible Debt Interest Expense
During the year ended December 31, 2016, the Company recognized interest expense on the Notes as follows (in thousands):

Year Ended December 31, 2016
Contractual interest expense based on 3.25% of the principal amount per annum	$6,095
Amortization of debt discount	7,376
Total interest expense	$13,471

Convertible Debt
The carrying amount of the Notes consisted of the following (in thousands):

December 31, 2016
Liability component:
Principal amount	$250,000
Less: debt discount	(71,005)
Net carrying amount of liability component	$178,995

Net carrying amount of equity component	$67,014